Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	7 years 9 months 15 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	6 years
Trade names and other
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	5 years 4 months 24 days
Acquisition-related intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense of acquisition-related intangible assets	$ 892	$ 1,079	$ 1,011
Patent Royalty Licensing Agreement
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset		$ 378